The James Advantage Funds

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

(the “Fund(s)”)

Supplement dated January 14, 2020 to the Prospectus and Summary Prospectus for

each Fund, each dated November 1, 2019, and the Statement of Additional Information (“SAI”)

for the Funds, dated November 1, 2019, as supplemented.

PORTFOLIO MANAGER UPDATE

Effective January 2, 2020, Matthew G. Watson no longer serves as a portfolio manager of each Fund. Therefore, all references to Matthew G. Watson in each Fund’s Summary Prospectus and Prospectus, and in the Funds’ SAI are hereby removed. Accordingly, the number of members of the Investment Committee is reduced from nine to eight.

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THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ Prospectus, Summary Prospectus, and SAI have been filed with the U.S. Securities and Exchange Commission and are incorporated herein by reference. For a free paper or electronic copy of the Funds’ Prospectus, Summary Prospectus, and SAI, including any supplements thereto, and other information, go to http://www.jamesfunds.com, call 1-800-99JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Funds.